INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2014	2013

Raw materials	$2,696	$2,189
Work in process	61	232
Finished goods	3,376	3,617

	$6,133	$6,038